Note 9 - Borrowings - Federal Home Loan Bank Advances 1 (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Total, amount	$ 16,500	$ 15,700	$ 31,646
Federal Home Loan Bank of Pittsburgh [Member]
Remainder of current year	$ 0
2024, weighted average rate	0.00%	1.28%	1.28%
Year one	$ 11,000	$ 1,200	$ 19,946
2025, weighted average rate	3.76%	3.54%	2.49%
Year two	$ 4,500	$ 9,500	$ 1,200
2026, weighted average rate	4.02%	3.91%	3.91%
Year three	$ 500	$ 4,000	$ 5,500
2027, weighted average rate	1.19%	1.19%	1.19%
Year four	$ 500	$ 500	$ 4,000
2028, weighted average rate	1.22%	1.22%	1.22%
Year five		$ 500	$ 500
Total, amount	$ 16,500	$ 15,700	$ 31,646